PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of March 31,
	2024	2025	2025
	HKD	HKD	USD

Office equipment, at cost	$162,327	$162,327	$20,811
Less: accumulated depreciation	(115,806)	(132,470)	(16,983)

Property and equipment, net	$46,521	$29,857	$3,828